EMPLOYEE INVESTMENT PLANS	12 Months Ended
Nov. 25, 2018
Disclosure Of Employee Investment Plans [Abstract]
EMPLOYEE INVESTMENT PLANS

NOTE 9: EMPLOYEE INVESTMENT PLANS

The Company’s Employee Savings and Investment Plan (“ESIP”) is a qualified plan that covers eligible U.S. payroll employees. The Company matches 125% of ESIP participant’s contributions to all funds maintained under the qualified plan up to the first 6.0% of eligible compensation. Total amounts charged to expense for the Company’s employee investment plans for the years ended November 25, 2018, November 26, 2017 and November 27, 2016, were $14.9 million, $13.4 million and $12.0 million, respectively.